PROPERTY AND EQUIPMENT	11 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595

Depreciation expense related to property and equipment amounted to $1,378 for the period from January 21, 2021 (date of inception) through December 31, 2021.